Contingencies - Additional Information (Detail) $ in Thousands				1 Months Ended		12 Months Ended
	Oct. 28, 2019 MXN ($)	Nov. 26, 2014 MXN ($)	Oct. 01, 2013 ha Proceeding	Dec. 31, 2019 MXN ($)	Feb. 29, 2016	Dec. 31, 2019	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Jun. 19, 2018 MXN ($)
Disclosure Of Contingent Liabilities [Line Items]
Area of land | ha			154
Number of legal proceedings filed by the participants in the ejido Valle de Banderas | Proceeding			4
Percentage of maintaining jointly					10.00%
Percentage of capital stock					10.00%
Resolution issued by the Superior Court of Justice of Mexico City							The validity of the company's by-laws Company, which states that Grupo M?xico, S.A.B. de C.V. and Infraestructura y Transportes M?xico, S.A. de C.V. violate the bylaws by maintaining jointly a percentage higher than 10% allowed in Article X of the Company's by-laws, therefore, is order of Grupo M?xico, S.A.B. de C.V. and Infraestructura y Transportes M?xico, S.A. de C.V. The sale of the Series "B" shares which exceed 10% of the share capital and instructs that the sale must be made through a procedure called "Public Offering" under the terms of the law and in accordance with Article XII of the statutes.
Percentage of ownership in company shares						10.60%
Airport Landing Rights [Member]
Disclosure Of Contingent Liabilities [Line Items]
Loss of commercial revenues				$ 20,500			$ 8,100	$ 9,000	$ 19,200
Tijuana municipal authority [Member]
Disclosure Of Contingent Liabilities [Line Items]
Payment of property tax		$ 234,780
Amount of bond as collateral		$ 234,780								$ 122,926
Hermosillo municipal authority [Member]
Disclosure Of Contingent Liabilities [Line Items]
Payment of property tax	$ 10,197